UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.833435.107

ADESII-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 0.5%
Johnson Controls, Inc.	350,000	$ 12,526,500
Automobiles - 0.8%
Kia Motors Corp.	135,000	7,338,497
Tesla Motors, Inc. (a)	119,400	12,827,142
		20,165,639
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	1,590,000	9,306,205
Hotels, Restaurants & Leisure - 1.7%
Dunkin' Brands Group, Inc.	100,800	4,316,256
Jubilant Foodworks Ltd. (a)	220,000	3,862,463
McDonald's Corp.	90,000	8,910,000
Noodles & Co.	2,500	91,875
Sands China Ltd.	2,200,000	10,367,391
Starbucks Corp.	200,000	13,098,000
The Cheesecake Factory, Inc.	145,000	6,074,050
		46,720,035
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	125,100	34,739,019
priceline.com, Inc. (a)	9,600	7,940,448
		42,679,467
Leisure Equipment & Products - 0.8%
Bauer Performance Sports Ltd. (a)(e)	817,600	9,282,252
BRP, Inc.	167,800	3,909,004
Polaris Industries, Inc.	100,000	9,500,000
		22,691,256
Media - 3.6%
Comcast Corp. Class A	670,000	28,059,600
News Corp. Class B	100,000	3,282,000
The Walt Disney Co.	950,200	60,005,130
Time Warner, Inc.	100,000	5,782,000
		97,128,730
Multiline Retail - 0.8%
Dollarama, Inc.	294,800	20,633,477
Specialty Retail - 5.5%
Ascena Retail Group, Inc. (a)	400,000	6,980,000
AutoCanada, Inc.	220,000	6,070,552
AutoZone, Inc. (a)	27,200	11,524,368
Destination Maternity Corp.	203,100	4,996,260
Gap, Inc.	150,000	6,259,500
Guess?, Inc.	221,000	6,857,630
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,165,224
New York & Co., Inc. (a)	1,199,187	7,614,837
PT ACE Hardware Indonesia Tbk	89,990,000	6,709,604
Restoration Hardware Holdings, Inc.	181,700	13,627,500
Ross Stores, Inc.	541,070	35,066,747
Sally Beauty Holdings, Inc. (a)	271,000	8,428,100

	Shares	Value
Tilly's, Inc. (a)	313,800	$ 5,020,800
TJX Companies, Inc.	557,900	27,928,474
		148,249,596
Textiles, Apparel & Luxury Goods - 4.4%
Brunello Cucinelli SpA	390,500	9,652,509
Fifth & Pacific Companies, Inc. (a)	412,800	9,221,952
NIKE, Inc. Class B	405,000	25,790,400
PVH Corp.	224,165	28,031,833
Ralph Lauren Corp.	82,500	14,333,550
Samsonite International SA	2,307,600	5,557,722
Steven Madden Ltd. (a)	195,903	9,477,787
VF Corp.	84,653	16,343,108
		118,408,861
TOTAL CONSUMER DISCRETIONARY		538,509,766
CONSUMER STAPLES - 6.7%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	83,846	7,548,925
Anheuser-Busch InBev SA NV:
ADR	65,000	5,866,900
(strip VVPR) (a)	160,000	208
Beam, Inc.	230,000	14,515,300
The Coca-Cola Co.	300,000	12,033,000
		39,964,333
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	332,000	18,983,760
Fresh Market, Inc. (a)	114,234	5,679,714
PriceSmart, Inc.	107,300	9,402,699
Whole Foods Market, Inc.	410,000	21,106,800
		55,172,973
Food Products - 0.6%
Mondelez International, Inc.	270,000	7,703,100
TreeHouse Foods, Inc. (a)	131,500	8,618,510
		16,321,610
Household Products - 0.8%
Colgate-Palmolive Co.	394,800	22,618,092
Tobacco - 1.8%
British American Tobacco PLC:
(United Kingdom)	200,000	10,257,917
sponsored ADR	60,000	6,176,400
Japan Tobacco, Inc.	250,000	8,824,388
Lorillard, Inc.	196,600	8,587,488
Philip Morris International, Inc.	157,900	13,677,298
		47,523,491
TOTAL CONSUMER STAPLES		181,600,499
ENERGY - 10.8%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	102,000	6,238,320
Ensco PLC Class A	96,800	5,626,016
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	596,900	$ 24,902,668
Rowan Companies PLC (a)	142,900	4,868,603
Transocean Ltd. (United States)	150,000	7,192,500
		48,828,107
Oil, Gas & Consumable Fuels - 9.0%
Access Midstream Partners LP	566,800	27,036,360
Anadarko Petroleum Corp.	170,500	14,651,065
Apache Corp.	214,100	17,948,003
Canadian Natural Resources Ltd.	100,000	2,819,245
Chevron Corp.	568,600	67,288,124
Enterprise Products Partners LP	113,200	7,035,380
EPL Oil & Gas, Inc. (a)	761,100	22,345,896
Hess Corp.	95,300	6,336,497
Markwest Energy Partners LP	100,000	6,685,000
Noble Energy, Inc.	76,200	4,575,048
Occidental Petroleum Corp.	296,800	26,483,464
Tesoro Logistics LP	288,536	17,444,887
The Williams Companies, Inc.	415,558	13,493,168
Western Gas Equity Partners LP	197,300	8,122,841
		242,264,978
TOTAL ENERGY		291,093,085
FINANCIALS - 17.6%
Capital Markets - 1.6%
BlackRock, Inc. Class A	66,000	16,952,100
Deutsche Bank AG	63,400	2,658,543
KKR & Co. LP	566,900	11,145,254
Virtus Investment Partners, Inc. (a)	75,000	13,220,250
		43,976,147
Commercial Banks - 3.8%
Barclays PLC sponsored ADR	730,000	12,497,600
BSB Bancorp, Inc. (a)	84,457	1,110,610
CIT Group, Inc. (a)	100,000	4,663,000
HDFC Bank Ltd.	573,925	6,418,230
HDFC Bank Ltd. sponsored ADR	100,000	3,624,000
Wells Fargo & Co.	1,772,650	73,157,266
		101,470,706
Consumer Finance - 1.4%
Capital One Financial Corp.	247,100	15,520,351
Discover Financial Services	475,400	22,648,056
		38,168,407
Diversified Financial Services - 4.5%
Bank of America Corp.	3,960,000	50,925,600
Citigroup, Inc.	1,172,900	56,264,013
JPMorgan Chase & Co.	247,800	13,081,362
		120,270,975

	Shares	Value
Insurance - 5.3%
ACE Ltd.	40,000	$ 3,579,200
American International Group, Inc. (a)	765,200	34,204,440
Berkshire Hathaway, Inc. Class A (a)	312	52,603,200
Intact Financial Corp. (a)(e)	90,000	5,070,362
Lincoln National Corp.	303,400	11,064,998
MetLife, Inc.	690,000	31,574,400
Platinum Underwriters Holdings Ltd.	89,367	5,113,580
		143,210,180
Real Estate Investment Trusts - 0.6%
American Residential Properties, Inc. (e)	150,000	2,322,000
American Tower Corp.	195,000	14,268,150
		16,590,150
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	5,806,530
Realogy Holdings Corp.	77,000	3,699,080
		9,505,610
TOTAL FINANCIALS		473,192,175
HEALTH CARE - 11.7%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	150,112	13,846,331
Amgen, Inc.	376,315	37,127,238
Biogen Idec, Inc. (a)	83,000	17,861,600
Celgene Corp. (a)	75,000	8,768,250
Dynavax Technologies Corp. (a)	51,911	57,102
Gilead Sciences, Inc. (a)	520,000	26,629,200
ImmunoGen, Inc. (a)	124,623	2,067,496
Merrimack Pharmaceuticals, Inc. (a)	611,538	4,115,651
Theravance, Inc. (a)	125,000	4,816,250
		115,289,118
Health Care Equipment & Supplies - 1.1%
Ansell Ltd.	166,095	2,678,035
Boston Scientific Corp. (a)	819,800	7,599,546
Cerus Corp. (a)(d)	906,000	4,004,520
Insulet Corp. (a)	100,000	3,141,000
Sirona Dental Systems, Inc. (a)	180,000	11,858,400
		29,281,501
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc. (a)	280,000	7,403,200
Express Scripts Holding Co. (a)	282,000	17,396,580
Hanger, Inc. (a)	511,338	16,173,621
MEDNAX, Inc. (a)	40,000	3,663,200
Qualicorp SA (a)	804,000	6,121,837
		50,758,438
Pharmaceuticals - 4.4%
AbbVie, Inc.	350,000	14,469,000
Allergan, Inc.	292,400	24,631,776
GlaxoSmithKline PLC sponsored ADR	205,000	10,243,850
Johnson & Johnson	70,000	6,010,200
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	845,000	$ 39,250,250
PT Kalbe Farma Tbk	50,000,000	7,254,432
Shire PLC	400,000	12,676,083
Valeant Pharmaceuticals International, Inc. (Canada) (a)	27,100	2,336,625
ViroPharma, Inc. (a)	100,000	2,865,000
		119,737,216
TOTAL HEALTH CARE		315,066,273
INDUSTRIALS - 9.5%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	389,367	30,892,378
Precision Castparts Corp.	16,000	3,616,160
Textron, Inc.	345,200	8,992,460
TransDigm Group, Inc.	20,000	3,135,400
United Technologies Corp.	601,500	55,903,410
		102,539,808
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	15,635,584
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	215,000	8,329,100
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	12,124,970
Construction & Engineering - 0.9%
EMCOR Group, Inc.	308,400	12,536,460
Foster Wheeler AG (a)	330,000	7,164,300
Jacobs Engineering Group, Inc. (a)	98,600	5,435,818
		25,136,578
Electrical Equipment - 0.3%
Generac Holdings, Inc.	98,800	3,656,588
Hubbell, Inc. Class B	30,000	2,970,000
		6,626,588
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	13,914,000
Max India Ltd.	800,000	2,687,585
		16,601,585
Professional Services - 0.8%
Nielsen Holdings B.V.	639,700	21,487,523
Road & Rail - 1.7%
Canadian Pacific Railway Ltd.	102,000	12,368,603
Union Pacific Corp.	223,500	34,481,580
		46,850,183
TOTAL INDUSTRIALS		255,331,919

	Shares	Value
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,730,000	$ 42,056,300
QUALCOMM, Inc.	565,800	34,559,064
		76,615,364
Computers & Peripherals - 0.3%
EMC Corp.	300,000	7,086,000
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	9,001,412
Internet Software & Services - 6.8%
Angie's List, Inc. (a)(d)	353,900	9,396,045
Cornerstone OnDemand, Inc. (a)	215,902	9,346,398
Demandware, Inc. (a)	139,172	5,902,285
Facebook, Inc. Class A (a)	949,300	23,599,598
Google, Inc. Class A (a)	134,400	118,321,724
Mail.Ru Group Ltd. GDR (e)	341,200	9,778,792
Pandora Media, Inc. (a)(d)	328,000	6,035,200
Textura Corp.	2,100	54,621
		182,434,663
IT Services - 3.7%
Accenture PLC Class A	361,200	25,991,952
Cardtronics, Inc. (a)	199,100	5,495,160
Luxoft Holding, Inc.	8,100	161,109
MasterCard, Inc. Class A	41,900	24,071,550
Visa, Inc. Class A	240,800	44,006,200
		99,725,971
Semiconductors & Semiconductor Equipment - 2.4%
ARM Holdings PLC	1,403,500	16,978,251
ARM Holdings PLC sponsored ADR	721,200	26,093,016
ASML Holding NV	204,012	16,137,349
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	250,000	4,580,000
		63,788,616
Software - 2.1%
Activision Blizzard, Inc.	780,000	11,122,800
Oracle Corp.	540,500	16,604,160
QLIK Technologies, Inc. (a)	280,000	7,915,600
salesforce.com, Inc. (a)	360,400	13,760,072
VMware, Inc. Class A (a)	20,000	1,339,800
Workday, Inc. Class A	68,400	4,383,756
		55,126,188
TOTAL INFORMATION TECHNOLOGY		493,778,214
MATERIALS - 3.7%
Chemicals - 2.1%
Albemarle Corp.	160,000	9,966,400
Monsanto Co.	289,000	28,553,200
Rockwood Holdings, Inc.	100,000	6,403,000
Sigma Aldrich Corp.	128,000	10,286,080
		55,208,680
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.2%
Vulcan Materials Co.	140,000	$ 6,777,400
Metals & Mining - 1.4%
Alamos Gold, Inc.	370,000	4,482,077
Carpenter Technology Corp.	160,300	7,224,721
Eldorado Gold Corp.	370,000	2,290,292
Franco-Nevada Corp.	201,000	7,195,636
Goldcorp, Inc.	455,700	11,317,756
Newcrest Mining Ltd.	255,091	2,302,607
Sabina Gold & Silver Corp. (a)	2,130,000	1,984,787
		36,797,876
TOTAL MATERIALS		98,783,956
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	600,000	7,686,000
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,849,928
TOTAL TELECOMMUNICATION SERVICES		16,535,928
UTILITIES - 0.5%
Electric Utilities - 0.1%
ITC Holdings Corp.	35,000	3,195,500
Gas Utilities - 0.1%
Superior Plus Corp. (d)	148,000	1,732,319
Multi-Utilities - 0.3%
Sempra Energy	100,000	8,176,000
TOTAL UTILITIES		13,103,819
TOTAL COMMON STOCKS (Cost $2,138,170,178)		2,676,995,634
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	225,749	$ 225,749
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	13,660,608	13,660,608
TOTAL MONEY MARKET FUNDS (Cost $13,886,357)		13,886,357
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,152,056,535)		2,690,881,991
NET OTHER ASSETS (LIABILITIES) - 0.0%		(948,859)
NET ASSETS - 100%		$ 2,689,933,132
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,453,406 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,232
Fidelity Securities Lending Cash Central Fund	546,162
Total	$ 576,394
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 538,509,766	$ 538,509,766	$ -	$ -
Consumer Staples	181,600,499	154,969,061	26,631,230	208
Energy	291,093,085	291,093,085	-	-
Financials	473,192,175	461,793,402	11,398,773	-
Health Care	315,066,273	302,390,190	12,676,083	-
Industrials	255,331,919	255,331,919	-	-
Information Technology	493,778,214	476,799,963	16,978,251	-
Materials	98,783,956	98,783,956	-	-
Telecommunication Services	16,535,928	16,535,928	-	-
Utilities	13,103,819	13,103,819	-	-
Money Market Funds	13,886,357	13,886,357	-	-
Total Investments in Securities:	$ 2,690,881,991	$ 2,623,197,446	$ 67,684,337	$ 208
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,163,395,376. Net unrealized appreciation aggregated $527,486,615, of which $606,247,160 related to appreciated investment securities and $78,760,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class O

June 30, 2013

1.804793.109

DESIIO-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 0.5%
Johnson Controls, Inc.	350,000	$ 12,526,500
Automobiles - 0.8%
Kia Motors Corp.	135,000	7,338,497
Tesla Motors, Inc. (a)	119,400	12,827,142
		20,165,639
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	1,590,000	9,306,205
Hotels, Restaurants & Leisure - 1.7%
Dunkin' Brands Group, Inc.	100,800	4,316,256
Jubilant Foodworks Ltd. (a)	220,000	3,862,463
McDonald's Corp.	90,000	8,910,000
Noodles & Co.	2,500	91,875
Sands China Ltd.	2,200,000	10,367,391
Starbucks Corp.	200,000	13,098,000
The Cheesecake Factory, Inc.	145,000	6,074,050
		46,720,035
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	125,100	34,739,019
priceline.com, Inc. (a)	9,600	7,940,448
		42,679,467
Leisure Equipment & Products - 0.8%
Bauer Performance Sports Ltd. (a)(e)	817,600	9,282,252
BRP, Inc.	167,800	3,909,004
Polaris Industries, Inc.	100,000	9,500,000
		22,691,256
Media - 3.6%
Comcast Corp. Class A	670,000	28,059,600
News Corp. Class B	100,000	3,282,000
The Walt Disney Co.	950,200	60,005,130
Time Warner, Inc.	100,000	5,782,000
		97,128,730
Multiline Retail - 0.8%
Dollarama, Inc.	294,800	20,633,477
Specialty Retail - 5.5%
Ascena Retail Group, Inc. (a)	400,000	6,980,000
AutoCanada, Inc.	220,000	6,070,552
AutoZone, Inc. (a)	27,200	11,524,368
Destination Maternity Corp.	203,100	4,996,260
Gap, Inc.	150,000	6,259,500
Guess?, Inc.	221,000	6,857,630
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,165,224
New York & Co., Inc. (a)	1,199,187	7,614,837
PT ACE Hardware Indonesia Tbk	89,990,000	6,709,604
Restoration Hardware Holdings, Inc.	181,700	13,627,500
Ross Stores, Inc.	541,070	35,066,747
Sally Beauty Holdings, Inc. (a)	271,000	8,428,100

	Shares	Value
Tilly's, Inc. (a)	313,800	$ 5,020,800
TJX Companies, Inc.	557,900	27,928,474
		148,249,596
Textiles, Apparel & Luxury Goods - 4.4%
Brunello Cucinelli SpA	390,500	9,652,509
Fifth & Pacific Companies, Inc. (a)	412,800	9,221,952
NIKE, Inc. Class B	405,000	25,790,400
PVH Corp.	224,165	28,031,833
Ralph Lauren Corp.	82,500	14,333,550
Samsonite International SA	2,307,600	5,557,722
Steven Madden Ltd. (a)	195,903	9,477,787
VF Corp.	84,653	16,343,108
		118,408,861
TOTAL CONSUMER DISCRETIONARY		538,509,766
CONSUMER STAPLES - 6.7%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	83,846	7,548,925
Anheuser-Busch InBev SA NV:
ADR	65,000	5,866,900
(strip VVPR) (a)	160,000	208
Beam, Inc.	230,000	14,515,300
The Coca-Cola Co.	300,000	12,033,000
		39,964,333
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	332,000	18,983,760
Fresh Market, Inc. (a)	114,234	5,679,714
PriceSmart, Inc.	107,300	9,402,699
Whole Foods Market, Inc.	410,000	21,106,800
		55,172,973
Food Products - 0.6%
Mondelez International, Inc.	270,000	7,703,100
TreeHouse Foods, Inc. (a)	131,500	8,618,510
		16,321,610
Household Products - 0.8%
Colgate-Palmolive Co.	394,800	22,618,092
Tobacco - 1.8%
British American Tobacco PLC:
(United Kingdom)	200,000	10,257,917
sponsored ADR	60,000	6,176,400
Japan Tobacco, Inc.	250,000	8,824,388
Lorillard, Inc.	196,600	8,587,488
Philip Morris International, Inc.	157,900	13,677,298
		47,523,491
TOTAL CONSUMER STAPLES		181,600,499
ENERGY - 10.8%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	102,000	6,238,320
Ensco PLC Class A	96,800	5,626,016
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	596,900	$ 24,902,668
Rowan Companies PLC (a)	142,900	4,868,603
Transocean Ltd. (United States)	150,000	7,192,500
		48,828,107
Oil, Gas & Consumable Fuels - 9.0%
Access Midstream Partners LP	566,800	27,036,360
Anadarko Petroleum Corp.	170,500	14,651,065
Apache Corp.	214,100	17,948,003
Canadian Natural Resources Ltd.	100,000	2,819,245
Chevron Corp.	568,600	67,288,124
Enterprise Products Partners LP	113,200	7,035,380
EPL Oil & Gas, Inc. (a)	761,100	22,345,896
Hess Corp.	95,300	6,336,497
Markwest Energy Partners LP	100,000	6,685,000
Noble Energy, Inc.	76,200	4,575,048
Occidental Petroleum Corp.	296,800	26,483,464
Tesoro Logistics LP	288,536	17,444,887
The Williams Companies, Inc.	415,558	13,493,168
Western Gas Equity Partners LP	197,300	8,122,841
		242,264,978
TOTAL ENERGY		291,093,085
FINANCIALS - 17.6%
Capital Markets - 1.6%
BlackRock, Inc. Class A	66,000	16,952,100
Deutsche Bank AG	63,400	2,658,543
KKR & Co. LP	566,900	11,145,254
Virtus Investment Partners, Inc. (a)	75,000	13,220,250
		43,976,147
Commercial Banks - 3.8%
Barclays PLC sponsored ADR	730,000	12,497,600
BSB Bancorp, Inc. (a)	84,457	1,110,610
CIT Group, Inc. (a)	100,000	4,663,000
HDFC Bank Ltd.	573,925	6,418,230
HDFC Bank Ltd. sponsored ADR	100,000	3,624,000
Wells Fargo & Co.	1,772,650	73,157,266
		101,470,706
Consumer Finance - 1.4%
Capital One Financial Corp.	247,100	15,520,351
Discover Financial Services	475,400	22,648,056
		38,168,407
Diversified Financial Services - 4.5%
Bank of America Corp.	3,960,000	50,925,600
Citigroup, Inc.	1,172,900	56,264,013
JPMorgan Chase & Co.	247,800	13,081,362
		120,270,975

	Shares	Value
Insurance - 5.3%
ACE Ltd.	40,000	$ 3,579,200
American International Group, Inc. (a)	765,200	34,204,440
Berkshire Hathaway, Inc. Class A (a)	312	52,603,200
Intact Financial Corp. (a)(e)	90,000	5,070,362
Lincoln National Corp.	303,400	11,064,998
MetLife, Inc.	690,000	31,574,400
Platinum Underwriters Holdings Ltd.	89,367	5,113,580
		143,210,180
Real Estate Investment Trusts - 0.6%
American Residential Properties, Inc. (e)	150,000	2,322,000
American Tower Corp.	195,000	14,268,150
		16,590,150
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	5,806,530
Realogy Holdings Corp.	77,000	3,699,080
		9,505,610
TOTAL FINANCIALS		473,192,175
HEALTH CARE - 11.7%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	150,112	13,846,331
Amgen, Inc.	376,315	37,127,238
Biogen Idec, Inc. (a)	83,000	17,861,600
Celgene Corp. (a)	75,000	8,768,250
Dynavax Technologies Corp. (a)	51,911	57,102
Gilead Sciences, Inc. (a)	520,000	26,629,200
ImmunoGen, Inc. (a)	124,623	2,067,496
Merrimack Pharmaceuticals, Inc. (a)	611,538	4,115,651
Theravance, Inc. (a)	125,000	4,816,250
		115,289,118
Health Care Equipment & Supplies - 1.1%
Ansell Ltd.	166,095	2,678,035
Boston Scientific Corp. (a)	819,800	7,599,546
Cerus Corp. (a)(d)	906,000	4,004,520
Insulet Corp. (a)	100,000	3,141,000
Sirona Dental Systems, Inc. (a)	180,000	11,858,400
		29,281,501
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc. (a)	280,000	7,403,200
Express Scripts Holding Co. (a)	282,000	17,396,580
Hanger, Inc. (a)	511,338	16,173,621
MEDNAX, Inc. (a)	40,000	3,663,200
Qualicorp SA (a)	804,000	6,121,837
		50,758,438
Pharmaceuticals - 4.4%
AbbVie, Inc.	350,000	14,469,000
Allergan, Inc.	292,400	24,631,776
GlaxoSmithKline PLC sponsored ADR	205,000	10,243,850
Johnson & Johnson	70,000	6,010,200
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	845,000	$ 39,250,250
PT Kalbe Farma Tbk	50,000,000	7,254,432
Shire PLC	400,000	12,676,083
Valeant Pharmaceuticals International, Inc. (Canada) (a)	27,100	2,336,625
ViroPharma, Inc. (a)	100,000	2,865,000
		119,737,216
TOTAL HEALTH CARE		315,066,273
INDUSTRIALS - 9.5%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	389,367	30,892,378
Precision Castparts Corp.	16,000	3,616,160
Textron, Inc.	345,200	8,992,460
TransDigm Group, Inc.	20,000	3,135,400
United Technologies Corp.	601,500	55,903,410
		102,539,808
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	15,635,584
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	215,000	8,329,100
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	12,124,970
Construction & Engineering - 0.9%
EMCOR Group, Inc.	308,400	12,536,460
Foster Wheeler AG (a)	330,000	7,164,300
Jacobs Engineering Group, Inc. (a)	98,600	5,435,818
		25,136,578
Electrical Equipment - 0.3%
Generac Holdings, Inc.	98,800	3,656,588
Hubbell, Inc. Class B	30,000	2,970,000
		6,626,588
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	13,914,000
Max India Ltd.	800,000	2,687,585
		16,601,585
Professional Services - 0.8%
Nielsen Holdings B.V.	639,700	21,487,523
Road & Rail - 1.7%
Canadian Pacific Railway Ltd.	102,000	12,368,603
Union Pacific Corp.	223,500	34,481,580
		46,850,183
TOTAL INDUSTRIALS		255,331,919

	Shares	Value
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,730,000	$ 42,056,300
QUALCOMM, Inc.	565,800	34,559,064
		76,615,364
Computers & Peripherals - 0.3%
EMC Corp.	300,000	7,086,000
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	9,001,412
Internet Software & Services - 6.8%
Angie's List, Inc. (a)(d)	353,900	9,396,045
Cornerstone OnDemand, Inc. (a)	215,902	9,346,398
Demandware, Inc. (a)	139,172	5,902,285
Facebook, Inc. Class A (a)	949,300	23,599,598
Google, Inc. Class A (a)	134,400	118,321,724
Mail.Ru Group Ltd. GDR (e)	341,200	9,778,792
Pandora Media, Inc. (a)(d)	328,000	6,035,200
Textura Corp.	2,100	54,621
		182,434,663
IT Services - 3.7%
Accenture PLC Class A	361,200	25,991,952
Cardtronics, Inc. (a)	199,100	5,495,160
Luxoft Holding, Inc.	8,100	161,109
MasterCard, Inc. Class A	41,900	24,071,550
Visa, Inc. Class A	240,800	44,006,200
		99,725,971
Semiconductors & Semiconductor Equipment - 2.4%
ARM Holdings PLC	1,403,500	16,978,251
ARM Holdings PLC sponsored ADR	721,200	26,093,016
ASML Holding NV	204,012	16,137,349
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	250,000	4,580,000
		63,788,616
Software - 2.1%
Activision Blizzard, Inc.	780,000	11,122,800
Oracle Corp.	540,500	16,604,160
QLIK Technologies, Inc. (a)	280,000	7,915,600
salesforce.com, Inc. (a)	360,400	13,760,072
VMware, Inc. Class A (a)	20,000	1,339,800
Workday, Inc. Class A	68,400	4,383,756
		55,126,188
TOTAL INFORMATION TECHNOLOGY		493,778,214
MATERIALS - 3.7%
Chemicals - 2.1%
Albemarle Corp.	160,000	9,966,400
Monsanto Co.	289,000	28,553,200
Rockwood Holdings, Inc.	100,000	6,403,000
Sigma Aldrich Corp.	128,000	10,286,080
		55,208,680
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.2%
Vulcan Materials Co.	140,000	$ 6,777,400
Metals & Mining - 1.4%
Alamos Gold, Inc.	370,000	4,482,077
Carpenter Technology Corp.	160,300	7,224,721
Eldorado Gold Corp.	370,000	2,290,292
Franco-Nevada Corp.	201,000	7,195,636
Goldcorp, Inc.	455,700	11,317,756
Newcrest Mining Ltd.	255,091	2,302,607
Sabina Gold & Silver Corp. (a)	2,130,000	1,984,787
		36,797,876
TOTAL MATERIALS		98,783,956
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	600,000	7,686,000
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,849,928
TOTAL TELECOMMUNICATION SERVICES		16,535,928
UTILITIES - 0.5%
Electric Utilities - 0.1%
ITC Holdings Corp.	35,000	3,195,500
Gas Utilities - 0.1%
Superior Plus Corp. (d)	148,000	1,732,319
Multi-Utilities - 0.3%
Sempra Energy	100,000	8,176,000
TOTAL UTILITIES		13,103,819
TOTAL COMMON STOCKS (Cost $2,138,170,178)		2,676,995,634
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	225,749	$ 225,749
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	13,660,608	13,660,608
TOTAL MONEY MARKET FUNDS (Cost $13,886,357)		13,886,357
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,152,056,535)		2,690,881,991
NET OTHER ASSETS (LIABILITIES) - 0.0%		(948,859)
NET ASSETS - 100%		$ 2,689,933,132
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,453,406 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,232
Fidelity Securities Lending Cash Central Fund	546,162
Total	$ 576,394
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 538,509,766	$ 538,509,766	$ -	$ -
Consumer Staples	181,600,499	154,969,061	26,631,230	208
Energy	291,093,085	291,093,085	-	-
Financials	473,192,175	461,793,402	11,398,773	-
Health Care	315,066,273	302,390,190	12,676,083	-
Industrials	255,331,919	255,331,919	-	-
Information Technology	493,778,214	476,799,963	16,978,251	-
Materials	98,783,956	98,783,956	-	-
Telecommunication Services	16,535,928	16,535,928	-	-
Utilities	13,103,819	13,103,819	-	-
Money Market Funds	13,886,357	13,886,357	-	-
Total Investments in Securities:	$ 2,690,881,991	$ 2,623,197,446	$ 67,684,337	$ 208
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,163,395,376. Net unrealized appreciation aggregated $527,486,615, of which $606,247,160 related to appreciated investment securities and $78,760,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A

June 30, 2013

1.818363.108

DESIIN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 0.5%
Johnson Controls, Inc.	350,000	$ 12,526,500
Automobiles - 0.8%
Kia Motors Corp.	135,000	7,338,497
Tesla Motors, Inc. (a)	119,400	12,827,142
		20,165,639
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	1,590,000	9,306,205
Hotels, Restaurants & Leisure - 1.7%
Dunkin' Brands Group, Inc.	100,800	4,316,256
Jubilant Foodworks Ltd. (a)	220,000	3,862,463
McDonald's Corp.	90,000	8,910,000
Noodles & Co.	2,500	91,875
Sands China Ltd.	2,200,000	10,367,391
Starbucks Corp.	200,000	13,098,000
The Cheesecake Factory, Inc.	145,000	6,074,050
		46,720,035
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	125,100	34,739,019
priceline.com, Inc. (a)	9,600	7,940,448
		42,679,467
Leisure Equipment & Products - 0.8%
Bauer Performance Sports Ltd. (a)(e)	817,600	9,282,252
BRP, Inc.	167,800	3,909,004
Polaris Industries, Inc.	100,000	9,500,000
		22,691,256
Media - 3.6%
Comcast Corp. Class A	670,000	28,059,600
News Corp. Class B	100,000	3,282,000
The Walt Disney Co.	950,200	60,005,130
Time Warner, Inc.	100,000	5,782,000
		97,128,730
Multiline Retail - 0.8%
Dollarama, Inc.	294,800	20,633,477
Specialty Retail - 5.5%
Ascena Retail Group, Inc. (a)	400,000	6,980,000
AutoCanada, Inc.	220,000	6,070,552
AutoZone, Inc. (a)	27,200	11,524,368
Destination Maternity Corp.	203,100	4,996,260
Gap, Inc.	150,000	6,259,500
Guess?, Inc.	221,000	6,857,630
Jos. A. Bank Clothiers, Inc. (a)	28,200	1,165,224
New York & Co., Inc. (a)	1,199,187	7,614,837
PT ACE Hardware Indonesia Tbk	89,990,000	6,709,604
Restoration Hardware Holdings, Inc.	181,700	13,627,500
Ross Stores, Inc.	541,070	35,066,747
Sally Beauty Holdings, Inc. (a)	271,000	8,428,100

	Shares	Value
Tilly's, Inc. (a)	313,800	$ 5,020,800
TJX Companies, Inc.	557,900	27,928,474
		148,249,596
Textiles, Apparel & Luxury Goods - 4.4%
Brunello Cucinelli SpA	390,500	9,652,509
Fifth & Pacific Companies, Inc. (a)	412,800	9,221,952
NIKE, Inc. Class B	405,000	25,790,400
PVH Corp.	224,165	28,031,833
Ralph Lauren Corp.	82,500	14,333,550
Samsonite International SA	2,307,600	5,557,722
Steven Madden Ltd. (a)	195,903	9,477,787
VF Corp.	84,653	16,343,108
		118,408,861
TOTAL CONSUMER DISCRETIONARY		538,509,766
CONSUMER STAPLES - 6.7%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	83,846	7,548,925
Anheuser-Busch InBev SA NV:
ADR	65,000	5,866,900
(strip VVPR) (a)	160,000	208
Beam, Inc.	230,000	14,515,300
The Coca-Cola Co.	300,000	12,033,000
		39,964,333
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	332,000	18,983,760
Fresh Market, Inc. (a)	114,234	5,679,714
PriceSmart, Inc.	107,300	9,402,699
Whole Foods Market, Inc.	410,000	21,106,800
		55,172,973
Food Products - 0.6%
Mondelez International, Inc.	270,000	7,703,100
TreeHouse Foods, Inc. (a)	131,500	8,618,510
		16,321,610
Household Products - 0.8%
Colgate-Palmolive Co.	394,800	22,618,092
Tobacco - 1.8%
British American Tobacco PLC:
(United Kingdom)	200,000	10,257,917
sponsored ADR	60,000	6,176,400
Japan Tobacco, Inc.	250,000	8,824,388
Lorillard, Inc.	196,600	8,587,488
Philip Morris International, Inc.	157,900	13,677,298
		47,523,491
TOTAL CONSUMER STAPLES		181,600,499
ENERGY - 10.8%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	102,000	6,238,320
Ensco PLC Class A	96,800	5,626,016
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	596,900	$ 24,902,668
Rowan Companies PLC (a)	142,900	4,868,603
Transocean Ltd. (United States)	150,000	7,192,500
		48,828,107
Oil, Gas & Consumable Fuels - 9.0%
Access Midstream Partners LP	566,800	27,036,360
Anadarko Petroleum Corp.	170,500	14,651,065
Apache Corp.	214,100	17,948,003
Canadian Natural Resources Ltd.	100,000	2,819,245
Chevron Corp.	568,600	67,288,124
Enterprise Products Partners LP	113,200	7,035,380
EPL Oil & Gas, Inc. (a)	761,100	22,345,896
Hess Corp.	95,300	6,336,497
Markwest Energy Partners LP	100,000	6,685,000
Noble Energy, Inc.	76,200	4,575,048
Occidental Petroleum Corp.	296,800	26,483,464
Tesoro Logistics LP	288,536	17,444,887
The Williams Companies, Inc.	415,558	13,493,168
Western Gas Equity Partners LP	197,300	8,122,841
		242,264,978
TOTAL ENERGY		291,093,085
FINANCIALS - 17.6%
Capital Markets - 1.6%
BlackRock, Inc. Class A	66,000	16,952,100
Deutsche Bank AG	63,400	2,658,543
KKR & Co. LP	566,900	11,145,254
Virtus Investment Partners, Inc. (a)	75,000	13,220,250
		43,976,147
Commercial Banks - 3.8%
Barclays PLC sponsored ADR	730,000	12,497,600
BSB Bancorp, Inc. (a)	84,457	1,110,610
CIT Group, Inc. (a)	100,000	4,663,000
HDFC Bank Ltd.	573,925	6,418,230
HDFC Bank Ltd. sponsored ADR	100,000	3,624,000
Wells Fargo & Co.	1,772,650	73,157,266
		101,470,706
Consumer Finance - 1.4%
Capital One Financial Corp.	247,100	15,520,351
Discover Financial Services	475,400	22,648,056
		38,168,407
Diversified Financial Services - 4.5%
Bank of America Corp.	3,960,000	50,925,600
Citigroup, Inc.	1,172,900	56,264,013
JPMorgan Chase & Co.	247,800	13,081,362
		120,270,975

	Shares	Value
Insurance - 5.3%
ACE Ltd.	40,000	$ 3,579,200
American International Group, Inc. (a)	765,200	34,204,440
Berkshire Hathaway, Inc. Class A (a)	312	52,603,200
Intact Financial Corp. (a)(e)	90,000	5,070,362
Lincoln National Corp.	303,400	11,064,998
MetLife, Inc.	690,000	31,574,400
Platinum Underwriters Holdings Ltd.	89,367	5,113,580
		143,210,180
Real Estate Investment Trusts - 0.6%
American Residential Properties, Inc. (e)	150,000	2,322,000
American Tower Corp.	195,000	14,268,150
		16,590,150
Real Estate Management & Development - 0.4%
Iguatemi Empresa de Shopping Centers SA	590,000	5,806,530
Realogy Holdings Corp.	77,000	3,699,080
		9,505,610
TOTAL FINANCIALS		473,192,175
HEALTH CARE - 11.7%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	150,112	13,846,331
Amgen, Inc.	376,315	37,127,238
Biogen Idec, Inc. (a)	83,000	17,861,600
Celgene Corp. (a)	75,000	8,768,250
Dynavax Technologies Corp. (a)	51,911	57,102
Gilead Sciences, Inc. (a)	520,000	26,629,200
ImmunoGen, Inc. (a)	124,623	2,067,496
Merrimack Pharmaceuticals, Inc. (a)	611,538	4,115,651
Theravance, Inc. (a)	125,000	4,816,250
		115,289,118
Health Care Equipment & Supplies - 1.1%
Ansell Ltd.	166,095	2,678,035
Boston Scientific Corp. (a)	819,800	7,599,546
Cerus Corp. (a)(d)	906,000	4,004,520
Insulet Corp. (a)	100,000	3,141,000
Sirona Dental Systems, Inc. (a)	180,000	11,858,400
		29,281,501
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc. (a)	280,000	7,403,200
Express Scripts Holding Co. (a)	282,000	17,396,580
Hanger, Inc. (a)	511,338	16,173,621
MEDNAX, Inc. (a)	40,000	3,663,200
Qualicorp SA (a)	804,000	6,121,837
		50,758,438
Pharmaceuticals - 4.4%
AbbVie, Inc.	350,000	14,469,000
Allergan, Inc.	292,400	24,631,776
GlaxoSmithKline PLC sponsored ADR	205,000	10,243,850
Johnson & Johnson	70,000	6,010,200
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	845,000	$ 39,250,250
PT Kalbe Farma Tbk	50,000,000	7,254,432
Shire PLC	400,000	12,676,083
Valeant Pharmaceuticals International, Inc. (Canada) (a)	27,100	2,336,625
ViroPharma, Inc. (a)	100,000	2,865,000
		119,737,216
TOTAL HEALTH CARE		315,066,273
INDUSTRIALS - 9.5%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	389,367	30,892,378
Precision Castparts Corp.	16,000	3,616,160
Textron, Inc.	345,200	8,992,460
TransDigm Group, Inc.	20,000	3,135,400
United Technologies Corp.	601,500	55,903,410
		102,539,808
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	180,800	15,635,584
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	215,000	8,329,100
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	12,124,970
Construction & Engineering - 0.9%
EMCOR Group, Inc.	308,400	12,536,460
Foster Wheeler AG (a)	330,000	7,164,300
Jacobs Engineering Group, Inc. (a)	98,600	5,435,818
		25,136,578
Electrical Equipment - 0.3%
Generac Holdings, Inc.	98,800	3,656,588
Hubbell, Inc. Class B	30,000	2,970,000
		6,626,588
Industrial Conglomerates - 0.6%
General Electric Co.	600,000	13,914,000
Max India Ltd.	800,000	2,687,585
		16,601,585
Professional Services - 0.8%
Nielsen Holdings B.V.	639,700	21,487,523
Road & Rail - 1.7%
Canadian Pacific Railway Ltd.	102,000	12,368,603
Union Pacific Corp.	223,500	34,481,580
		46,850,183
TOTAL INDUSTRIALS		255,331,919

	Shares	Value
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,730,000	$ 42,056,300
QUALCOMM, Inc.	565,800	34,559,064
		76,615,364
Computers & Peripherals - 0.3%
EMC Corp.	300,000	7,086,000
Electronic Equipment & Components - 0.3%
SYNNEX Corp. (a)	212,900	9,001,412
Internet Software & Services - 6.8%
Angie's List, Inc. (a)(d)	353,900	9,396,045
Cornerstone OnDemand, Inc. (a)	215,902	9,346,398
Demandware, Inc. (a)	139,172	5,902,285
Facebook, Inc. Class A (a)	949,300	23,599,598
Google, Inc. Class A (a)	134,400	118,321,724
Mail.Ru Group Ltd. GDR (e)	341,200	9,778,792
Pandora Media, Inc. (a)(d)	328,000	6,035,200
Textura Corp.	2,100	54,621
		182,434,663
IT Services - 3.7%
Accenture PLC Class A	361,200	25,991,952
Cardtronics, Inc. (a)	199,100	5,495,160
Luxoft Holding, Inc.	8,100	161,109
MasterCard, Inc. Class A	41,900	24,071,550
Visa, Inc. Class A	240,800	44,006,200
		99,725,971
Semiconductors & Semiconductor Equipment - 2.4%
ARM Holdings PLC	1,403,500	16,978,251
ARM Holdings PLC sponsored ADR	721,200	26,093,016
ASML Holding NV	204,012	16,137,349
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	250,000	4,580,000
		63,788,616
Software - 2.1%
Activision Blizzard, Inc.	780,000	11,122,800
Oracle Corp.	540,500	16,604,160
QLIK Technologies, Inc. (a)	280,000	7,915,600
salesforce.com, Inc. (a)	360,400	13,760,072
VMware, Inc. Class A (a)	20,000	1,339,800
Workday, Inc. Class A	68,400	4,383,756
		55,126,188
TOTAL INFORMATION TECHNOLOGY		493,778,214
MATERIALS - 3.7%
Chemicals - 2.1%
Albemarle Corp.	160,000	9,966,400
Monsanto Co.	289,000	28,553,200
Rockwood Holdings, Inc.	100,000	6,403,000
Sigma Aldrich Corp.	128,000	10,286,080
		55,208,680
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.2%
Vulcan Materials Co.	140,000	$ 6,777,400
Metals & Mining - 1.4%
Alamos Gold, Inc.	370,000	4,482,077
Carpenter Technology Corp.	160,300	7,224,721
Eldorado Gold Corp.	370,000	2,290,292
Franco-Nevada Corp.	201,000	7,195,636
Goldcorp, Inc.	455,700	11,317,756
Newcrest Mining Ltd.	255,091	2,302,607
Sabina Gold & Silver Corp. (a)	2,130,000	1,984,787
		36,797,876
TOTAL MATERIALS		98,783,956
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	600,000	7,686,000
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	119,400	8,849,928
TOTAL TELECOMMUNICATION SERVICES		16,535,928
UTILITIES - 0.5%
Electric Utilities - 0.1%
ITC Holdings Corp.	35,000	3,195,500
Gas Utilities - 0.1%
Superior Plus Corp. (d)	148,000	1,732,319
Multi-Utilities - 0.3%
Sempra Energy	100,000	8,176,000
TOTAL UTILITIES		13,103,819
TOTAL COMMON STOCKS (Cost $2,138,170,178)		2,676,995,634
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	225,749	$ 225,749
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	13,660,608	13,660,608
TOTAL MONEY MARKET FUNDS (Cost $13,886,357)		13,886,357
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,152,056,535)		2,690,881,991
NET OTHER ASSETS (LIABILITIES) - 0.0%		(948,859)
NET ASSETS - 100%		$ 2,689,933,132
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,453,406 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,232
Fidelity Securities Lending Cash Central Fund	546,162
Total	$ 576,394
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 538,509,766	$ 538,509,766	$ -	$ -
Consumer Staples	181,600,499	154,969,061	26,631,230	208
Energy	291,093,085	291,093,085	-	-
Financials	473,192,175	461,793,402	11,398,773	-
Health Care	315,066,273	302,390,190	12,676,083	-
Industrials	255,331,919	255,331,919	-	-
Information Technology	493,778,214	476,799,963	16,978,251	-
Materials	98,783,956	98,783,956	-	-
Telecommunication Services	16,535,928	16,535,928	-	-
Utilities	13,103,819	13,103,819	-	-
Money Market Funds	13,886,357	13,886,357	-	-
Total Investments in Securities:	$ 2,690,881,991	$ 2,623,197,446	$ 67,684,337	$ 208
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,163,395,376. Net unrealized appreciation aggregated $527,486,615, of which $606,247,160 related to appreciated investment securities and $78,760,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class A

June 30, 2013

1.818358.108

DESIN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
Gentex Corp.	225,000	$ 5,186,250
Automobiles - 0.4%
Ford Motor Co.	500,000	7,735,000
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	100,000	1,772,000
Grand Canyon Education, Inc. (a)	175,000	5,640,250
H&R Block, Inc.	75,000	2,081,250
Strayer Education, Inc. (d)	75,000	3,662,250
Weight Watchers International, Inc. (d)	100,000	4,600,000
		17,755,750
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	100,000	9,900,000
Texas Roadhouse, Inc. Class A	250,000	6,255,000
Yum! Brands, Inc.	150,000	10,401,000
		26,556,000
Leisure Equipment & Products - 0.5%
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	10,054,800
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	750,000	29,752,500
Time Warner, Inc.	75,000	4,336,500
		34,089,000
Multiline Retail - 1.6%
Kohl's Corp.	150,000	7,576,500
Target Corp.	350,000	24,101,000
		31,677,500
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	75,000	3,393,750
Citi Trends, Inc. (a)	325,000	4,722,250
Lowe's Companies, Inc.	300,000	12,270,000
Staples, Inc.	325,000	5,154,500
		25,540,500
Textiles, Apparel & Luxury Goods - 0.5%
Arezzo Industria e Comercio SA	125,000	1,911,959
Coach, Inc.	137,500	7,849,875
		9,761,834
TOTAL CONSUMER DISCRETIONARY		168,356,634
CONSUMER STAPLES - 9.8%
Beverages - 2.6%
Molson Coors Brewing Co. Class B	225,000	10,768,500
PepsiCo, Inc.	275,000	22,492,250
The Coca-Cola Co.	500,000	20,055,000
		53,315,750
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	350,000	20,013,000
Kroger Co.	350,000	12,089,000

	Shares	Value
Safeway, Inc.	200,000	$ 4,732,000
Walgreen Co.	425,000	18,785,000
		55,619,000
Food Products - 0.6%
Kellogg Co.	200,000	12,846,000
Household Products - 1.8%
Energizer Holdings, Inc.	25,000	2,512,750
Procter & Gamble Co.	425,000	32,720,750
		35,233,500
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	75,000	4,584,000
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	125,000	12,867,500
Lorillard, Inc.	255,000	11,138,400
Philip Morris International, Inc.	150,000	12,993,000
		36,998,900
TOTAL CONSUMER STAPLES		198,597,150
ENERGY - 13.3%
Energy Equipment & Services - 3.1%
Halliburton Co.	450,000	18,774,000
Helmerich & Payne, Inc.	125,000	7,806,250
McDermott International, Inc. (a)	125,000	1,022,500
National Oilwell Varco, Inc.	237,500	16,363,750
Noble Corp.	225,000	8,455,500
Schlumberger Ltd.	100,000	7,166,000
Trinidad Drilling Ltd. (d)	500,000	3,670,248
		63,258,248
Oil, Gas & Consumable Fuels - 10.2%
Amyris, Inc. (a)(d)	1,000,000	2,890,000
Anadarko Petroleum Corp.	75,000	6,444,750
Apache Corp.	255,000	21,376,650
BP PLC sponsored ADR	200,000	8,348,000
Canadian Natural Resources Ltd.	650,000	18,325,093
Chevron Corp.	300,000	35,502,000
Clean Energy Fuels Corp. (a)(d)	275,000	3,630,000
Exxon Mobil Corp.	225,000	20,328,750
Hess Corp.	112,500	7,480,125
HollyFrontier Corp.	37,500	1,604,250
Occidental Petroleum Corp.	250,000	22,307,500
Peabody Energy Corp.	400,000	5,856,000
Royal Dutch Shell PLC Class A sponsored ADR	225,000	14,355,000
Scorpio Tankers, Inc.	234,900	2,109,402
Suncor Energy, Inc.	700,000	20,633,260
The Williams Companies, Inc.	450,000	14,611,500
		205,802,280
TOTAL ENERGY		269,060,528
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.7%
Capital Markets - 2.9%
Ashmore Group PLC	950,000	$ 4,966,130
Charles Schwab Corp.	500,000	10,615,000
KKR & Co. LP	450,000	8,847,000
Morgan Stanley	1,100,000	26,873,000
The Blackstone Group LP	350,000	7,371,000
		58,672,130
Commercial Banks - 4.1%
CIT Group, Inc. (a)	225,000	10,491,750
Standard Chartered PLC (United Kingdom)	225,000	4,883,390
U.S. Bancorp	100,000	3,615,000
Wells Fargo & Co.	1,550,000	63,968,500
		82,958,640
Diversified Financial Services - 5.9%
Bank of America Corp.	1,000,000	12,860,000
Citigroup, Inc.	200,000	9,594,000
IntercontinentalExchange, Inc. (a)	12,500	2,222,000
JPMorgan Chase & Co.	1,350,000	71,266,501
KKR Financial Holdings LLC	2,250,000	23,737,500
		119,680,001
Insurance - 4.4%
AFLAC, Inc.	100,000	5,812,000
Assured Guaranty Ltd.	150,000	3,309,000
CNO Financial Group, Inc.	500,000	6,480,000
Genworth Financial, Inc. Class A (a)	900,000	10,269,000
Hartford Financial Services Group, Inc.	100,000	3,092,000
MetLife, Inc.	775,000	35,464,000
Prudential Financial, Inc.	250,000	18,257,500
Torchmark Corp.	87,500	5,699,750
		88,383,250
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	225,000	5,172,750
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc. (d)	2,075,015	24,111,674
TOTAL FINANCIALS		378,978,445
HEALTH CARE - 13.7%
Biotechnology - 1.5%
Achillion Pharmaceuticals, Inc. (a)	150,000	1,227,000
Alnylam Pharmaceuticals, Inc. (a)	75,000	2,325,750
Amgen, Inc.	175,000	17,265,500
BioMarin Pharmaceutical, Inc. (a)	15,000	836,850
Dynavax Technologies Corp. (a)	950,000	1,045,000
Elan Corp. PLC sponsored ADR (a)	225,000	3,181,500
Gentium SpA sponsored ADR (a)	200,000	1,550,000
MEI Pharma, Inc. (a)	288,300	2,055,579
		29,487,179

	Shares	Value
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (a)	287,500	$ 10,649,000
Haemonetics Corp. (a)	75,000	3,101,250
Hologic, Inc. (a)	246,700	4,761,310
IDEXX Laboratories, Inc. (a)	36,000	3,232,080
MAKO Surgical Corp. (a)(d)	400,000	4,820,000
NxStage Medical, Inc. (a)	250,000	3,570,000
St. Jude Medical, Inc.	75,000	3,422,250
Volcano Corp. (a)	150,000	2,719,500
		36,275,390
Health Care Providers & Services - 6.2%
Aetna, Inc.	275,000	17,473,500
Cardinal Health, Inc.	100,000	4,720,000
Catamaran Corp. (a)	105,000	5,110,725
Express Scripts Holding Co. (a)	150,000	9,253,500
HCA Holdings, Inc.	225,000	8,113,500
Health Management Associates, Inc. Class A (a)	200,000	3,144,000
Humana, Inc.	25,000	2,109,500
Laboratory Corp. of America Holdings (a)	50,000	5,005,000
McKesson Corp.	100,000	11,450,000
MEDNAX, Inc. (a)	60,000	5,494,800
MWI Veterinary Supply, Inc. (a)	24,800	3,056,352
Qualicorp SA (a)	250,000	1,903,556
Quest Diagnostics, Inc.	35,000	2,122,050
UnitedHealth Group, Inc.	450,000	29,466,000
WellPoint, Inc.	200,000	16,368,000
		124,790,483
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	400,000	5,176,000
HMS Holdings Corp. (a)	100,000	2,330,000
MedAssets, Inc. (a)	325,000	5,765,500
		13,271,500
Life Sciences Tools & Services - 0.3%
QIAGEN NV (a)(d)	350,000	6,968,500
Pharmaceuticals - 3.3%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,496,700
Endo Health Solutions, Inc. (a)	175,000	6,438,250
Jazz Pharmaceuticals PLC (a)	50,000	3,436,500
Merck & Co., Inc.	700,000	32,515,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,000	4,900,000
ViroPharma, Inc. (a)	175,000	5,013,750
Warner Chilcott PLC	550,000	10,934,000
XenoPort, Inc. (a)	450,000	2,227,500
		66,961,700
TOTAL HEALTH CARE		277,754,752
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	75,000	5,950,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	125,000	$ 12,805,000
United Technologies Corp.	225,000	20,911,500
		39,667,000
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	175,000	9,854,250
Expeditors International of Washington, Inc.	50,000	1,900,500
United Parcel Service, Inc. Class B	150,000	12,972,000
		24,726,750
Electrical Equipment - 0.8%
AMETEK, Inc.	125,000	5,287,500
Babcock & Wilcox Co.	150,000	4,504,500
Roper Industries, Inc.	50,000	6,211,000
		16,003,000
Industrial Conglomerates - 2.4%
Danaher Corp.	75,000	4,747,500
General Electric Co.	1,850,000	42,901,500
		47,649,000
Machinery - 0.4%
Stanley Black & Decker, Inc.	100,000	7,730,000
Professional Services - 0.8%
Acacia Research Corp.	555,100	12,406,485
Acacia Research Corp. (a)(g)	85,000	1,899,750
Towers Watson & Co.	25,000	2,048,500
		16,354,735
Road & Rail - 0.5%
CSX Corp.	425,000	9,855,750
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	100,000	4,991,000
TOTAL INDUSTRIALS		166,977,235
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 3.7%
Brocade Communications Systems, Inc. (a)	675,000	3,888,000
Cisco Systems, Inc.	2,075,000	50,443,250
Juniper Networks, Inc. (a)	300,000	5,793,000
QUALCOMM, Inc.	250,000	15,270,000
		75,394,250
Computers & Peripherals - 3.6%
3D Systems Corp. (a)(d)	52,500	2,304,750
Apple, Inc.	170,000	67,333,600
Fusion-io, Inc. (a)	111,600	1,589,184
Stratasys Ltd. (a)	10,000	837,400
		72,064,934

	Shares	Value
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	$ 2,450,000
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	54,000	47,539,980
VeriSign, Inc. (a)	150,000	6,699,000
		54,238,980
IT Services - 8.3%
Cognizant Technology Solutions Corp. Class A (a)	300,000	18,783,000
Fidelity National Information Services, Inc.	175,000	7,497,000
IBM Corp.	275,000	52,555,250
MasterCard, Inc. Class A	42,500	24,416,250
Paychex, Inc.	800,000	29,216,000
Smiles SA	100,000	1,091,716
The Western Union Co.	300,000	5,133,000
Unisys Corp. (a)	250,000	5,517,500
Visa, Inc. Class A	125,000	22,843,750
		167,053,466
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	1,025,000	15,282,750
Broadcom Corp. Class A	600,000	20,256,000
GT Advanced Technologies, Inc. (a)(d)	1,050,000	4,357,500
KLA-Tencor Corp.	50,000	2,786,500
Samsung Electronics Co. Ltd.	7,000	8,223,038
		50,905,788
Software - 2.0%
Concur Technologies, Inc. (a)	60,000	4,882,800
Electronic Arts, Inc. (a)	250,000	5,742,500
Microsoft Corp.	125,000	4,316,250
Nuance Communications, Inc. (a)	500,000	9,190,000
Oracle Corp.	150,000	4,608,000
ServiceNow, Inc.	60,000	2,423,400
Splunk, Inc. (a)	75,000	3,477,000
VMware, Inc. Class A (a)	75,000	5,024,250
Workday, Inc. Class A	25,000	1,602,250
		41,266,450
TOTAL INFORMATION TECHNOLOGY		463,373,868
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	2,834,696
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	525,000	26,428,500
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	350,000	10,059,000
TOTAL TELECOMMUNICATION SERVICES		36,487,500
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	$ 6,052,000
TOTAL COMMON STOCKS (Cost $1,719,045,055)		1,968,472,808
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (g)	65,160	526,688
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	55,005	11,136,953
TOTAL PREFERRED STOCKS (Cost $10,384,534)		11,663,641
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	$ 2,000,000	1,411,640
Other - 0.5%

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (a)(e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (a)(e)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	35,691,492	$ 35,691,492
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	30,238,743	30,238,743
TOTAL MONEY MARKET FUNDS (Cost $65,930,235)		65,930,235
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,807,359,824)		2,057,478,324
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(34,532,538)
NET ASSETS - 100%		$ 2,022,945,786
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,481,238 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 75,518
Fidelity Securities Lending Cash Central Fund	666,347
Total	$ 741,865
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 6,666,667	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	-	3,333,333	-	-	3,333,333
Total	$ -	$ 10,000,000	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 180,020,275	$ 169,438,787	$ -	$ 10,581,488
Consumer Staples	198,597,150	198,597,150	-	-
Energy	269,060,528	269,060,528	-	-
Financials	378,978,445	378,978,445	-	-
Health Care	277,754,752	277,754,752	-	-
Industrials	166,977,235	166,977,235	-	-
Information Technology	463,373,868	463,373,868	-	-
Materials	2,834,696	2,834,696	-	-
Telecommunication Services	36,487,500	36,487,500	-	-
Utilities	6,052,000	6,052,000	-	-
Corporate Bonds	1,411,640	-	1,411,640	-
Other/Energy	10,000,000	-	-	10,000,000
Money Market Funds	65,930,235	65,930,235	-	-
Total Investments in Securities:	$ 2,057,478,324	$ 2,035,485,196	$ 1,411,640	$ 20,581,488
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,296,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,736,700
Cost of Purchases	10,548,788
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 20,581,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ 2,736,700

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,816,291,921. Net unrealized appreciation aggregated $241,186,403, of which $321,419,583 related to appreciated investment securities and $80,233,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/13	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 10,054,800	Discounted cash flow	Discount rate	20%	Decrease
		Market comparable	EV/EBITDA multiple	9.0	Increase
Other/Energy	$ 10,000,000	Market comparable	Transaction price	$1.00	Increase
Preferred Stock	$ 526,688	Market comparable	Transaction price	$8.08	Increase

 * Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.833433.107

ADESI-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
Gentex Corp.	225,000	$ 5,186,250
Automobiles - 0.4%
Ford Motor Co.	500,000	7,735,000
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	100,000	1,772,000
Grand Canyon Education, Inc. (a)	175,000	5,640,250
H&R Block, Inc.	75,000	2,081,250
Strayer Education, Inc. (d)	75,000	3,662,250
Weight Watchers International, Inc. (d)	100,000	4,600,000
		17,755,750
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	100,000	9,900,000
Texas Roadhouse, Inc. Class A	250,000	6,255,000
Yum! Brands, Inc.	150,000	10,401,000
		26,556,000
Leisure Equipment & Products - 0.5%
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	10,054,800
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	750,000	29,752,500
Time Warner, Inc.	75,000	4,336,500
		34,089,000
Multiline Retail - 1.6%
Kohl's Corp.	150,000	7,576,500
Target Corp.	350,000	24,101,000
		31,677,500
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	75,000	3,393,750
Citi Trends, Inc. (a)	325,000	4,722,250
Lowe's Companies, Inc.	300,000	12,270,000
Staples, Inc.	325,000	5,154,500
		25,540,500
Textiles, Apparel & Luxury Goods - 0.5%
Arezzo Industria e Comercio SA	125,000	1,911,959
Coach, Inc.	137,500	7,849,875
		9,761,834
TOTAL CONSUMER DISCRETIONARY		168,356,634
CONSUMER STAPLES - 9.8%
Beverages - 2.6%
Molson Coors Brewing Co. Class B	225,000	10,768,500
PepsiCo, Inc.	275,000	22,492,250
The Coca-Cola Co.	500,000	20,055,000
		53,315,750
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	350,000	20,013,000
Kroger Co.	350,000	12,089,000

	Shares	Value
Safeway, Inc.	200,000	$ 4,732,000
Walgreen Co.	425,000	18,785,000
		55,619,000
Food Products - 0.6%
Kellogg Co.	200,000	12,846,000
Household Products - 1.8%
Energizer Holdings, Inc.	25,000	2,512,750
Procter & Gamble Co.	425,000	32,720,750
		35,233,500
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	75,000	4,584,000
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	125,000	12,867,500
Lorillard, Inc.	255,000	11,138,400
Philip Morris International, Inc.	150,000	12,993,000
		36,998,900
TOTAL CONSUMER STAPLES		198,597,150
ENERGY - 13.3%
Energy Equipment & Services - 3.1%
Halliburton Co.	450,000	18,774,000
Helmerich & Payne, Inc.	125,000	7,806,250
McDermott International, Inc. (a)	125,000	1,022,500
National Oilwell Varco, Inc.	237,500	16,363,750
Noble Corp.	225,000	8,455,500
Schlumberger Ltd.	100,000	7,166,000
Trinidad Drilling Ltd. (d)	500,000	3,670,248
		63,258,248
Oil, Gas & Consumable Fuels - 10.2%
Amyris, Inc. (a)(d)	1,000,000	2,890,000
Anadarko Petroleum Corp.	75,000	6,444,750
Apache Corp.	255,000	21,376,650
BP PLC sponsored ADR	200,000	8,348,000
Canadian Natural Resources Ltd.	650,000	18,325,093
Chevron Corp.	300,000	35,502,000
Clean Energy Fuels Corp. (a)(d)	275,000	3,630,000
Exxon Mobil Corp.	225,000	20,328,750
Hess Corp.	112,500	7,480,125
HollyFrontier Corp.	37,500	1,604,250
Occidental Petroleum Corp.	250,000	22,307,500
Peabody Energy Corp.	400,000	5,856,000
Royal Dutch Shell PLC Class A sponsored ADR	225,000	14,355,000
Scorpio Tankers, Inc.	234,900	2,109,402
Suncor Energy, Inc.	700,000	20,633,260
The Williams Companies, Inc.	450,000	14,611,500
		205,802,280
TOTAL ENERGY		269,060,528
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.7%
Capital Markets - 2.9%
Ashmore Group PLC	950,000	$ 4,966,130
Charles Schwab Corp.	500,000	10,615,000
KKR & Co. LP	450,000	8,847,000
Morgan Stanley	1,100,000	26,873,000
The Blackstone Group LP	350,000	7,371,000
		58,672,130
Commercial Banks - 4.1%
CIT Group, Inc. (a)	225,000	10,491,750
Standard Chartered PLC (United Kingdom)	225,000	4,883,390
U.S. Bancorp	100,000	3,615,000
Wells Fargo & Co.	1,550,000	63,968,500
		82,958,640
Diversified Financial Services - 5.9%
Bank of America Corp.	1,000,000	12,860,000
Citigroup, Inc.	200,000	9,594,000
IntercontinentalExchange, Inc. (a)	12,500	2,222,000
JPMorgan Chase & Co.	1,350,000	71,266,501
KKR Financial Holdings LLC	2,250,000	23,737,500
		119,680,001
Insurance - 4.4%
AFLAC, Inc.	100,000	5,812,000
Assured Guaranty Ltd.	150,000	3,309,000
CNO Financial Group, Inc.	500,000	6,480,000
Genworth Financial, Inc. Class A (a)	900,000	10,269,000
Hartford Financial Services Group, Inc.	100,000	3,092,000
MetLife, Inc.	775,000	35,464,000
Prudential Financial, Inc.	250,000	18,257,500
Torchmark Corp.	87,500	5,699,750
		88,383,250
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	225,000	5,172,750
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc. (d)	2,075,015	24,111,674
TOTAL FINANCIALS		378,978,445
HEALTH CARE - 13.7%
Biotechnology - 1.5%
Achillion Pharmaceuticals, Inc. (a)	150,000	1,227,000
Alnylam Pharmaceuticals, Inc. (a)	75,000	2,325,750
Amgen, Inc.	175,000	17,265,500
BioMarin Pharmaceutical, Inc. (a)	15,000	836,850
Dynavax Technologies Corp. (a)	950,000	1,045,000
Elan Corp. PLC sponsored ADR (a)	225,000	3,181,500
Gentium SpA sponsored ADR (a)	200,000	1,550,000
MEI Pharma, Inc. (a)	288,300	2,055,579
		29,487,179

	Shares	Value
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (a)	287,500	$ 10,649,000
Haemonetics Corp. (a)	75,000	3,101,250
Hologic, Inc. (a)	246,700	4,761,310
IDEXX Laboratories, Inc. (a)	36,000	3,232,080
MAKO Surgical Corp. (a)(d)	400,000	4,820,000
NxStage Medical, Inc. (a)	250,000	3,570,000
St. Jude Medical, Inc.	75,000	3,422,250
Volcano Corp. (a)	150,000	2,719,500
		36,275,390
Health Care Providers & Services - 6.2%
Aetna, Inc.	275,000	17,473,500
Cardinal Health, Inc.	100,000	4,720,000
Catamaran Corp. (a)	105,000	5,110,725
Express Scripts Holding Co. (a)	150,000	9,253,500
HCA Holdings, Inc.	225,000	8,113,500
Health Management Associates, Inc. Class A (a)	200,000	3,144,000
Humana, Inc.	25,000	2,109,500
Laboratory Corp. of America Holdings (a)	50,000	5,005,000
McKesson Corp.	100,000	11,450,000
MEDNAX, Inc. (a)	60,000	5,494,800
MWI Veterinary Supply, Inc. (a)	24,800	3,056,352
Qualicorp SA (a)	250,000	1,903,556
Quest Diagnostics, Inc.	35,000	2,122,050
UnitedHealth Group, Inc.	450,000	29,466,000
WellPoint, Inc.	200,000	16,368,000
		124,790,483
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	400,000	5,176,000
HMS Holdings Corp. (a)	100,000	2,330,000
MedAssets, Inc. (a)	325,000	5,765,500
		13,271,500
Life Sciences Tools & Services - 0.3%
QIAGEN NV (a)(d)	350,000	6,968,500
Pharmaceuticals - 3.3%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,496,700
Endo Health Solutions, Inc. (a)	175,000	6,438,250
Jazz Pharmaceuticals PLC (a)	50,000	3,436,500
Merck & Co., Inc.	700,000	32,515,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,000	4,900,000
ViroPharma, Inc. (a)	175,000	5,013,750
Warner Chilcott PLC	550,000	10,934,000
XenoPort, Inc. (a)	450,000	2,227,500
		66,961,700
TOTAL HEALTH CARE		277,754,752
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	75,000	5,950,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	125,000	$ 12,805,000
United Technologies Corp.	225,000	20,911,500
		39,667,000
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	175,000	9,854,250
Expeditors International of Washington, Inc.	50,000	1,900,500
United Parcel Service, Inc. Class B	150,000	12,972,000
		24,726,750
Electrical Equipment - 0.8%
AMETEK, Inc.	125,000	5,287,500
Babcock & Wilcox Co.	150,000	4,504,500
Roper Industries, Inc.	50,000	6,211,000
		16,003,000
Industrial Conglomerates - 2.4%
Danaher Corp.	75,000	4,747,500
General Electric Co.	1,850,000	42,901,500
		47,649,000
Machinery - 0.4%
Stanley Black & Decker, Inc.	100,000	7,730,000
Professional Services - 0.8%
Acacia Research Corp.	555,100	12,406,485
Acacia Research Corp. (a)(g)	85,000	1,899,750
Towers Watson & Co.	25,000	2,048,500
		16,354,735
Road & Rail - 0.5%
CSX Corp.	425,000	9,855,750
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	100,000	4,991,000
TOTAL INDUSTRIALS		166,977,235
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 3.7%
Brocade Communications Systems, Inc. (a)	675,000	3,888,000
Cisco Systems, Inc.	2,075,000	50,443,250
Juniper Networks, Inc. (a)	300,000	5,793,000
QUALCOMM, Inc.	250,000	15,270,000
		75,394,250
Computers & Peripherals - 3.6%
3D Systems Corp. (a)(d)	52,500	2,304,750
Apple, Inc.	170,000	67,333,600
Fusion-io, Inc. (a)	111,600	1,589,184
Stratasys Ltd. (a)	10,000	837,400
		72,064,934

	Shares	Value
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	$ 2,450,000
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	54,000	47,539,980
VeriSign, Inc. (a)	150,000	6,699,000
		54,238,980
IT Services - 8.3%
Cognizant Technology Solutions Corp. Class A (a)	300,000	18,783,000
Fidelity National Information Services, Inc.	175,000	7,497,000
IBM Corp.	275,000	52,555,250
MasterCard, Inc. Class A	42,500	24,416,250
Paychex, Inc.	800,000	29,216,000
Smiles SA	100,000	1,091,716
The Western Union Co.	300,000	5,133,000
Unisys Corp. (a)	250,000	5,517,500
Visa, Inc. Class A	125,000	22,843,750
		167,053,466
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	1,025,000	15,282,750
Broadcom Corp. Class A	600,000	20,256,000
GT Advanced Technologies, Inc. (a)(d)	1,050,000	4,357,500
KLA-Tencor Corp.	50,000	2,786,500
Samsung Electronics Co. Ltd.	7,000	8,223,038
		50,905,788
Software - 2.0%
Concur Technologies, Inc. (a)	60,000	4,882,800
Electronic Arts, Inc. (a)	250,000	5,742,500
Microsoft Corp.	125,000	4,316,250
Nuance Communications, Inc. (a)	500,000	9,190,000
Oracle Corp.	150,000	4,608,000
ServiceNow, Inc.	60,000	2,423,400
Splunk, Inc. (a)	75,000	3,477,000
VMware, Inc. Class A (a)	75,000	5,024,250
Workday, Inc. Class A	25,000	1,602,250
		41,266,450
TOTAL INFORMATION TECHNOLOGY		463,373,868
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	2,834,696
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	525,000	26,428,500
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	350,000	10,059,000
TOTAL TELECOMMUNICATION SERVICES		36,487,500
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	$ 6,052,000
TOTAL COMMON STOCKS (Cost $1,719,045,055)		1,968,472,808
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (g)	65,160	526,688
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	55,005	11,136,953
TOTAL PREFERRED STOCKS (Cost $10,384,534)		11,663,641
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	$ 2,000,000	1,411,640
Other - 0.5%

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (a)(e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (a)(e)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	35,691,492	$ 35,691,492
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	30,238,743	30,238,743
TOTAL MONEY MARKET FUNDS (Cost $65,930,235)		65,930,235
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,807,359,824)		2,057,478,324
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(34,532,538)
NET ASSETS - 100%		$ 2,022,945,786
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,481,238 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 75,518
Fidelity Securities Lending Cash Central Fund	666,347
Total	$ 741,865
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 6,666,667	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	-	3,333,333	-	-	3,333,333
Total	$ -	$ 10,000,000	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 180,020,275	$ 169,438,787	$ -	$ 10,581,488
Consumer Staples	198,597,150	198,597,150	-	-
Energy	269,060,528	269,060,528	-	-
Financials	378,978,445	378,978,445	-	-
Health Care	277,754,752	277,754,752	-	-
Industrials	166,977,235	166,977,235	-	-
Information Technology	463,373,868	463,373,868	-	-
Materials	2,834,696	2,834,696	-	-
Telecommunication Services	36,487,500	36,487,500	-	-
Utilities	6,052,000	6,052,000	-	-
Corporate Bonds	1,411,640	-	1,411,640	-
Other/Energy	10,000,000	-	-	10,000,000
Money Market Funds	65,930,235	65,930,235	-	-
Total Investments in Securities:	$ 2,057,478,324	$ 2,035,485,196	$ 1,411,640	$ 20,581,488
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,296,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,736,700
Cost of Purchases	10,548,788
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 20,581,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ 2,736,700

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,816,291,921. Net unrealized appreciation aggregated $241,186,403, of which $321,419,583 related to appreciated investment securities and $80,233,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/13	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 10,054,800	Discounted cash flow	Discount rate	20%	Decrease
		Market comparable	EV/EBITDA multiple	9.0	Increase
Other/Energy	$ 10,000,000	Market comparable	Transaction price	$1.00	Increase
Preferred Stock	$ 526,688	Market comparable	Transaction price	$8.08	Increase

 * Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class O

June 30, 2013

1.804792.109

DESIO-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
Gentex Corp.	225,000	$ 5,186,250
Automobiles - 0.4%
Ford Motor Co.	500,000	7,735,000
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	100,000	1,772,000
Grand Canyon Education, Inc. (a)	175,000	5,640,250
H&R Block, Inc.	75,000	2,081,250
Strayer Education, Inc. (d)	75,000	3,662,250
Weight Watchers International, Inc. (d)	100,000	4,600,000
		17,755,750
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	100,000	9,900,000
Texas Roadhouse, Inc. Class A	250,000	6,255,000
Yum! Brands, Inc.	150,000	10,401,000
		26,556,000
Leisure Equipment & Products - 0.5%
New Academy Holding Co. LLC unit (a)(f)(g)	60,000	10,054,800
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	750,000	29,752,500
Time Warner, Inc.	75,000	4,336,500
		34,089,000
Multiline Retail - 1.6%
Kohl's Corp.	150,000	7,576,500
Target Corp.	350,000	24,101,000
		31,677,500
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	75,000	3,393,750
Citi Trends, Inc. (a)	325,000	4,722,250
Lowe's Companies, Inc.	300,000	12,270,000
Staples, Inc.	325,000	5,154,500
		25,540,500
Textiles, Apparel & Luxury Goods - 0.5%
Arezzo Industria e Comercio SA	125,000	1,911,959
Coach, Inc.	137,500	7,849,875
		9,761,834
TOTAL CONSUMER DISCRETIONARY		168,356,634
CONSUMER STAPLES - 9.8%
Beverages - 2.6%
Molson Coors Brewing Co. Class B	225,000	10,768,500
PepsiCo, Inc.	275,000	22,492,250
The Coca-Cola Co.	500,000	20,055,000
		53,315,750
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	350,000	20,013,000
Kroger Co.	350,000	12,089,000

	Shares	Value
Safeway, Inc.	200,000	$ 4,732,000
Walgreen Co.	425,000	18,785,000
		55,619,000
Food Products - 0.6%
Kellogg Co.	200,000	12,846,000
Household Products - 1.8%
Energizer Holdings, Inc.	25,000	2,512,750
Procter & Gamble Co.	425,000	32,720,750
		35,233,500
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	75,000	4,584,000
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	125,000	12,867,500
Lorillard, Inc.	255,000	11,138,400
Philip Morris International, Inc.	150,000	12,993,000
		36,998,900
TOTAL CONSUMER STAPLES		198,597,150
ENERGY - 13.3%
Energy Equipment & Services - 3.1%
Halliburton Co.	450,000	18,774,000
Helmerich & Payne, Inc.	125,000	7,806,250
McDermott International, Inc. (a)	125,000	1,022,500
National Oilwell Varco, Inc.	237,500	16,363,750
Noble Corp.	225,000	8,455,500
Schlumberger Ltd.	100,000	7,166,000
Trinidad Drilling Ltd. (d)	500,000	3,670,248
		63,258,248
Oil, Gas & Consumable Fuels - 10.2%
Amyris, Inc. (a)(d)	1,000,000	2,890,000
Anadarko Petroleum Corp.	75,000	6,444,750
Apache Corp.	255,000	21,376,650
BP PLC sponsored ADR	200,000	8,348,000
Canadian Natural Resources Ltd.	650,000	18,325,093
Chevron Corp.	300,000	35,502,000
Clean Energy Fuels Corp. (a)(d)	275,000	3,630,000
Exxon Mobil Corp.	225,000	20,328,750
Hess Corp.	112,500	7,480,125
HollyFrontier Corp.	37,500	1,604,250
Occidental Petroleum Corp.	250,000	22,307,500
Peabody Energy Corp.	400,000	5,856,000
Royal Dutch Shell PLC Class A sponsored ADR	225,000	14,355,000
Scorpio Tankers, Inc.	234,900	2,109,402
Suncor Energy, Inc.	700,000	20,633,260
The Williams Companies, Inc.	450,000	14,611,500
		205,802,280
TOTAL ENERGY		269,060,528
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.7%
Capital Markets - 2.9%
Ashmore Group PLC	950,000	$ 4,966,130
Charles Schwab Corp.	500,000	10,615,000
KKR & Co. LP	450,000	8,847,000
Morgan Stanley	1,100,000	26,873,000
The Blackstone Group LP	350,000	7,371,000
		58,672,130
Commercial Banks - 4.1%
CIT Group, Inc. (a)	225,000	10,491,750
Standard Chartered PLC (United Kingdom)	225,000	4,883,390
U.S. Bancorp	100,000	3,615,000
Wells Fargo & Co.	1,550,000	63,968,500
		82,958,640
Diversified Financial Services - 5.9%
Bank of America Corp.	1,000,000	12,860,000
Citigroup, Inc.	200,000	9,594,000
IntercontinentalExchange, Inc. (a)	12,500	2,222,000
JPMorgan Chase & Co.	1,350,000	71,266,501
KKR Financial Holdings LLC	2,250,000	23,737,500
		119,680,001
Insurance - 4.4%
AFLAC, Inc.	100,000	5,812,000
Assured Guaranty Ltd.	150,000	3,309,000
CNO Financial Group, Inc.	500,000	6,480,000
Genworth Financial, Inc. Class A (a)	900,000	10,269,000
Hartford Financial Services Group, Inc.	100,000	3,092,000
MetLife, Inc.	775,000	35,464,000
Prudential Financial, Inc.	250,000	18,257,500
Torchmark Corp.	87,500	5,699,750
		88,383,250
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	225,000	5,172,750
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc. (d)	2,075,015	24,111,674
TOTAL FINANCIALS		378,978,445
HEALTH CARE - 13.7%
Biotechnology - 1.5%
Achillion Pharmaceuticals, Inc. (a)	150,000	1,227,000
Alnylam Pharmaceuticals, Inc. (a)	75,000	2,325,750
Amgen, Inc.	175,000	17,265,500
BioMarin Pharmaceutical, Inc. (a)	15,000	836,850
Dynavax Technologies Corp. (a)	950,000	1,045,000
Elan Corp. PLC sponsored ADR (a)	225,000	3,181,500
Gentium SpA sponsored ADR (a)	200,000	1,550,000
MEI Pharma, Inc. (a)	288,300	2,055,579
		29,487,179

	Shares	Value
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (a)	287,500	$ 10,649,000
Haemonetics Corp. (a)	75,000	3,101,250
Hologic, Inc. (a)	246,700	4,761,310
IDEXX Laboratories, Inc. (a)	36,000	3,232,080
MAKO Surgical Corp. (a)(d)	400,000	4,820,000
NxStage Medical, Inc. (a)	250,000	3,570,000
St. Jude Medical, Inc.	75,000	3,422,250
Volcano Corp. (a)	150,000	2,719,500
		36,275,390
Health Care Providers & Services - 6.2%
Aetna, Inc.	275,000	17,473,500
Cardinal Health, Inc.	100,000	4,720,000
Catamaran Corp. (a)	105,000	5,110,725
Express Scripts Holding Co. (a)	150,000	9,253,500
HCA Holdings, Inc.	225,000	8,113,500
Health Management Associates, Inc. Class A (a)	200,000	3,144,000
Humana, Inc.	25,000	2,109,500
Laboratory Corp. of America Holdings (a)	50,000	5,005,000
McKesson Corp.	100,000	11,450,000
MEDNAX, Inc. (a)	60,000	5,494,800
MWI Veterinary Supply, Inc. (a)	24,800	3,056,352
Qualicorp SA (a)	250,000	1,903,556
Quest Diagnostics, Inc.	35,000	2,122,050
UnitedHealth Group, Inc.	450,000	29,466,000
WellPoint, Inc.	200,000	16,368,000
		124,790,483
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	400,000	5,176,000
HMS Holdings Corp. (a)	100,000	2,330,000
MedAssets, Inc. (a)	325,000	5,765,500
		13,271,500
Life Sciences Tools & Services - 0.3%
QIAGEN NV (a)(d)	350,000	6,968,500
Pharmaceuticals - 3.3%
Auxilium Pharmaceuticals, Inc. (a)	90,000	1,496,700
Endo Health Solutions, Inc. (a)	175,000	6,438,250
Jazz Pharmaceuticals PLC (a)	50,000	3,436,500
Merck & Co., Inc.	700,000	32,515,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	125,000	4,900,000
ViroPharma, Inc. (a)	175,000	5,013,750
Warner Chilcott PLC	550,000	10,934,000
XenoPort, Inc. (a)	450,000	2,227,500
		66,961,700
TOTAL HEALTH CARE		277,754,752
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	75,000	5,950,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	125,000	$ 12,805,000
United Technologies Corp.	225,000	20,911,500
		39,667,000
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	175,000	9,854,250
Expeditors International of Washington, Inc.	50,000	1,900,500
United Parcel Service, Inc. Class B	150,000	12,972,000
		24,726,750
Electrical Equipment - 0.8%
AMETEK, Inc.	125,000	5,287,500
Babcock & Wilcox Co.	150,000	4,504,500
Roper Industries, Inc.	50,000	6,211,000
		16,003,000
Industrial Conglomerates - 2.4%
Danaher Corp.	75,000	4,747,500
General Electric Co.	1,850,000	42,901,500
		47,649,000
Machinery - 0.4%
Stanley Black & Decker, Inc.	100,000	7,730,000
Professional Services - 0.8%
Acacia Research Corp.	555,100	12,406,485
Acacia Research Corp. (a)(g)	85,000	1,899,750
Towers Watson & Co.	25,000	2,048,500
		16,354,735
Road & Rail - 0.5%
CSX Corp.	425,000	9,855,750
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	100,000	4,991,000
TOTAL INDUSTRIALS		166,977,235
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 3.7%
Brocade Communications Systems, Inc. (a)	675,000	3,888,000
Cisco Systems, Inc.	2,075,000	50,443,250
Juniper Networks, Inc. (a)	300,000	5,793,000
QUALCOMM, Inc.	250,000	15,270,000
		75,394,250
Computers & Peripherals - 3.6%
3D Systems Corp. (a)(d)	52,500	2,304,750
Apple, Inc.	170,000	67,333,600
Fusion-io, Inc. (a)	111,600	1,589,184
Stratasys Ltd. (a)	10,000	837,400
		72,064,934

	Shares	Value
Electronic Equipment & Components - 0.1%
Fabrinet (a)	175,000	$ 2,450,000
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	54,000	47,539,980
VeriSign, Inc. (a)	150,000	6,699,000
		54,238,980
IT Services - 8.3%
Cognizant Technology Solutions Corp. Class A (a)	300,000	18,783,000
Fidelity National Information Services, Inc.	175,000	7,497,000
IBM Corp.	275,000	52,555,250
MasterCard, Inc. Class A	42,500	24,416,250
Paychex, Inc.	800,000	29,216,000
Smiles SA	100,000	1,091,716
The Western Union Co.	300,000	5,133,000
Unisys Corp. (a)	250,000	5,517,500
Visa, Inc. Class A	125,000	22,843,750
		167,053,466
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	1,025,000	15,282,750
Broadcom Corp. Class A	600,000	20,256,000
GT Advanced Technologies, Inc. (a)(d)	1,050,000	4,357,500
KLA-Tencor Corp.	50,000	2,786,500
Samsung Electronics Co. Ltd.	7,000	8,223,038
		50,905,788
Software - 2.0%
Concur Technologies, Inc. (a)	60,000	4,882,800
Electronic Arts, Inc. (a)	250,000	5,742,500
Microsoft Corp.	125,000	4,316,250
Nuance Communications, Inc. (a)	500,000	9,190,000
Oracle Corp.	150,000	4,608,000
ServiceNow, Inc.	60,000	2,423,400
Splunk, Inc. (a)	75,000	3,477,000
VMware, Inc. Class A (a)	75,000	5,024,250
Workday, Inc. Class A	25,000	1,602,250
		41,266,450
TOTAL INFORMATION TECHNOLOGY		463,373,868
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd.	37,500	2,834,696
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	525,000	26,428,500
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	350,000	10,059,000
TOTAL TELECOMMUNICATION SERVICES		36,487,500
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
PPL Corp.	200,000	$ 6,052,000
TOTAL COMMON STOCKS (Cost $1,719,045,055)		1,968,472,808
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (g)	65,160	526,688
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	55,005	11,136,953
TOTAL PREFERRED STOCKS (Cost $10,384,534)		11,663,641
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	$ 2,000,000	1,411,640
Other - 0.5%

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (a)(e)(g)(h)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (a)(e)(g)(h)	3,333,333	3,333,333
TOTAL OTHER (Cost $10,000,000)		10,000,000
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	35,691,492	$ 35,691,492
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	30,238,743	30,238,743
TOTAL MONEY MARKET FUNDS (Cost $65,930,235)		65,930,235
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,807,359,824)		2,057,478,324
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(34,532,538)
NET ASSETS - 100%		$ 2,022,945,786
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,481,238 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 3,123,750
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 75,518
Fidelity Securities Lending Cash Central Fund	666,347
Total	$ 741,865
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 6,666,667	$ -	$ -	$ 6,666,667
EQTY ER Holdings, LLC	-	3,333,333	-	-	3,333,333
Total	$ -	$ 10,000,000	$ -	$ -	$ 10,000,000
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 180,020,275	$ 169,438,787	$ -	$ 10,581,488
Consumer Staples	198,597,150	198,597,150	-	-
Energy	269,060,528	269,060,528	-	-
Financials	378,978,445	378,978,445	-	-
Health Care	277,754,752	277,754,752	-	-
Industrials	166,977,235	166,977,235	-	-
Information Technology	463,373,868	463,373,868	-	-
Materials	2,834,696	2,834,696	-	-
Telecommunication Services	36,487,500	36,487,500	-	-
Utilities	6,052,000	6,052,000	-	-
Corporate Bonds	1,411,640	-	1,411,640	-
Other/Energy	10,000,000	-	-	10,000,000
Money Market Funds	65,930,235	65,930,235	-	-
Total Investments in Securities:	$ 2,057,478,324	$ 2,035,485,196	$ 1,411,640	$ 20,581,488
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,296,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,736,700
Cost of Purchases	10,548,788
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 20,581,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ 2,736,700

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,816,291,921. Net unrealized appreciation aggregated $241,186,403, of which $321,419,583 related to appreciated investment securities and $80,233,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/13	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 10,054,800	Discounted cash flow	Discount rate	20%	Decrease
		Market comparable	EV/EBITDA multiple	9.0	Increase
Other/Energy	$ 10,000,000	Market comparable	Transaction price	$1.00	Increase
Preferred Stock	$ 526,688	Market comparable	Transaction price	$8.08	Increase

 * Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013